Estimated Percentage of VOBA Balance to be Amortized (Detail)	12 Months Ended
Dec. 31, 2016
VOBA Amortization
2017	14.00%
2018	11.00%
2019	9.00%
2020	8.00%
2021 and thereafter	58.00%